UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:      September 30, 2007

Check here if Amendment [ ]                         Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:    Sidus Investment Management, LLC

Address: 767 Third Avenue
         New York, NY 10017

Form 13F File Number:      028-11070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Oshiro

Title:   CFO

Phone:   (212) 751-6644

Signature, Place, and Date of Signing:

        /s/ Peter Oshiro       New York, New York        November 15, 2007
        ----------------       ------------------        -----------------
            [Signature]          [City, State]               [Date]


Report Type:

[X]      13F HOLDINGS REPORT

[  ]     13F NOTICE

[  ]     13F COMBINATION REPORT

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $147,804 (in thousands)

List of Other Included Managers:        None


                                                     FORM 13F INFORMATION TABLE

                                                                            AMOUNT
                                   TITLE OF                    VALUE        TYPE OF        INVESTMENT      OTHER        VOTING
NAME OF ISSUER                      CLASS         CUSIP      (x$1000)      SECURITY        DISCRETION     MANAGERS    AUTHORITY
--------------                      -----         -----      --------      --------        ----------     --------    ---------

ADOBE SYS INC                        COM        00724F101      1965            45000 SH       SOLE          NONE         SOLE
ADVANCED ENERGY INDUSTRIES           COM        007973100      3775           250000 SH       SOLE          NONE         SOLE
APAC CUSTOMER SERVICES INC           COM        00185E106      9530          3781880 SH       SOLE          NONE         SOLE
APPLIED MICRO CIRCUITS CORP          COM        03822W109      3160          1000000 SH       SOLE          NONE         SOLE
AT & T INC                           COM        00206R102      2539            60000 SH       SOLE          NONE         SOLE
AVOCENT CORP                         COM        053893103      3786           130000 SH       SOLE          NONE         SOLE
BMC SOFTWARE INC                     COM        055921100      1562            50000 SH       SOLE          NONE         SOLE
BOOKHAM INC                          COM        09856E105      4005          1500000 SH       SOLE          NONE         SOLE
BORLAND SOFTWARE CORP                COM        099849101      4133           950000 SH       SOLE          NONE         SOLE
BROCADE COMMUNICATIONS SYS INC       COM        111621306      5992           700000 SH       SOLE          NONE         SOLE
CARRIER ACCESS CORP                  COM        144460102       190            50000 SH       SOLE          NONE         SOLE
CHECK POINT SOFTWARE TECH LTD        COM        M22465104      5036           200000 SH       SOLE          NONE         SOLE
CMGI INC.                            COM        125750109      3400          2500000 SH       SOLE          NONE         SOLE
COMCAST CORP.                        COM        20030N101      2418           100000 SH       SOLE          NONE         SOLE
CONCURRENT COMPUTER CORP NEW         COM        206710204      3250          2500000 SH       SOLE          NONE         SOLE
EDIETS.COM INC.                      COM        280597105      1583           386000 SH       SOLE          NONE         SOLE
ELECTROGLAS INC                      COM        285324109      3536          1537528 SH       SOLE          NONE         SOLE
EMAGEON INC.                         COM        29076V109      1634           195000 SH       SOLE          NONE         SOLE
IKANOS COMMUNICATIONS                COM        45173E105      2240           400000 SH       SOLE          NONE         SOLE
INTEL CORP                           COM        458140100      3879           150000 SH       SOLE          NONE         SOLE
IONA TECHNOLOGIES SPONSORED ADR      COM        46206P109      1636           425000 SH       SOLE          NONE         SOLE
JDS UNIPHASE CORP                    COM        46612J507      2244           150000 SH       SOLE          NONE         SOLE
LCC INTERNATIONAL INC CL A           COM        501810105      2088           600000 SH       SOLE          NONE         SOLE
LOOKSMART LTD.                       COM        543442503      6690          2363892 SH       SOLE          NONE         SOLE
MARVELL TECHNOLOGY GROUP LTD         COM        G5876H105      2456           150000 SH       SOLE          NONE         SOLE
MICROSOFT CORP                       COM        594918104      3683           125000 SH       SOLE          NONE         SOLE
MINDSPEED TECHNOLOGIES, INC.         COM        602682106      2249          1300000 SH       SOLE          NONE         SOLE
MONSTER WORLDWIDE INC                COM        611742107      1703            50000 SH       SOLE          NONE         SOLE
NMS COMMUNICATIONS CORP              COM        629248105      2829          2300360 SH       SOLE          NONE         SOLE
OPENTV CORP                          COM        G67543101      1480          1000000 SH       SOLE          NONE         SOLE
OPENWAVE SYS INC                     COM        683718308      3504           800000 SH       SOLE          NONE         SOLE



                                                                            AMOUNT
                                   TITLE OF                    VALUE        TYPE OF        INVESTMENT      OTHER        VOTING
NAME OF ISSUER                      CLASS         CUSIP      (x$1000)      SECURITY        DISCRETION     MANAGERS    AUTHORITY
--------------                      -----         -----      --------      --------        ----------     --------    ---------

PACKETEER INC                        COM        695210104      2280           300000 SH       SOLE          NONE         SOLE
RF MICRODEVICES INC                  COM        749941100      2356           350000 SH       SOLE          NONE         SOLE
RICHARDSON ELECTRONICS LTD           COM        763165107      1512           220670 SH       SOLE          NONE         SOLE
SONICWALL INC                        COM        835470105      2619           300000 SH       SOLE          NONE         SOLE
SONUS NETWORKS INC                   COM        835916107      3660           600000 SH       SOLE          NONE         SOLE
SUPPORTSOFT, INC                     COM        868587106     10308          1765000 SH       SOLE          NONE         SOLE
SYMANTEC CORP                        COM        871503108      6299           325000 SH       SOLE          NONE         SOLE
VERAZ NETWORKS INC                   COM        923359103      2808           400000 SH       SOLE          NONE         SOLE
VIRGIN MEDIA INC                     COM        92769L101      1820            75000 SH       SOLE          NONE         SOLE
WEBSITE PROS INC                     COM        94769V105      5225           500000 SH       SOLE          NONE         SOLE
CIENA CORP 3.75% 02/01/2008          NOTE       171779AA9     10742        10850000 PRN       SOLE          NONE         SOLE


                                                 Total:      147804
                                                 ------      ------
